Business Combinations	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Business Combinations

NOTE 3	BUSINESS COMBINATIONS

The Company’s business combinations include the Merger between PotashCorp and Agrium and the acquisition of Retail businesses, including farm centers in North America and Australia, digital agriculture, proprietary products and agricultural services. Assets acquired and liabilities assumed are measured at fair value.

Accounting Policies	Accounting Estimates and Judgments

•  The acquisition method is followed.

•  Consideration is measured at the aggregate of the fair values of assets transferred, liabilities incurred or assumed, and equity instruments issued in exchange for control of the acquiree at the acquisition date.

•  The acquisition date is the date the Company obtains control over the acquiree.

•  Identifiable assets acquired and liabilities assumed are generally measured at fair value.

•  Acquisition-related costs are recognized in net earnings as incurred.

•  The excess of total consideration for each acquisition plus non-controlling interest in the acquiree, over the fair value of the identifiable net assets acquired, is recorded as goodwill.

•  Purchase price allocation involves judgment in identifying assets acquired and liabilities assumed and estimation of their fair values.

•  Judgment is required to determine which entity is the acquirer in a merger of equals. In identifying PotashCorp as the acquirer, the companies considered the voting rights of all equity instruments, the intended corporate governance structure of the combined company, the intended composition of senior management of the combined company and the size of each of the companies. In assessing the size of each of the companies, the companies evaluated various metrics. No single factor was the sole determinant in the overall conclusion that PotashCorp is the acquirer for accounting purposes; rather, all factors were considered in arriving at the conclusion.

Merger

As described in Note 1, PotashCorp and Agrium combined their businesses in a merger of equals. Benefits of the Merger include operating synergies, primarily from the distribution and retail integration, production and expense optimization, and procurement savings.

Agrium was a retail distributor of agricultural crop inputs, providing growers with fertilizer, crop protection products, seed, services and solutions. Agrium was also one of the largest manufacturers of fertilizer in the world, producing and marketing all three major crop nutrients – nitrogen, potash and phosphate.

On January 1, 2018, the acquisition date, shareholders of PotashCorp received 0.400 common shares of Nutrien for each PotashCorp share held, and shareholders of Agrium received 2.230 common shares of Nutrien for each Agrium share held. The exchange ratios represent the respective closing share prices of each company’s common shares at market close on the New York Stock Exchange (“NYSE”) on August 29, 2016, the last trading day prior to when the companies announced that they were in preliminary discussions regarding a merger of equals, which is consistent with the weighted average prices through that date. The outstanding share-based compensation awards of PotashCorp and Agrium were replaced by Nutrien share-based compensation awards with substantially equivalent terms after adjusting for the applicable exchange ratio (refer to Note 29). Merger and related costs of $170 in 2018 were included in other expenses (2017 – $84).

The purchase price was determined based on the number of Agrium shares outstanding and its trading price on December 29, 2017. The share price reflects market participants’ assumptions of the fair value of Agrium as a going concern, which exceeds the fair value of the assets acquired and liabilities assumed. This resulted in the recognition of goodwill in the amount of $11,185, none of which is deductible for income tax purposes. The value of goodwill is primarily attributable to: (a) the location and scale of the Retail distribution network; (b) the proximity of the nitrogen operations to sources of low-cost natural gas; (c) cost synergies associated with the reduction of selling, general and administrative expenses, in addition to the optimization of the rail fleet, distribution and logistics, and procurement; and (d) the assembled workforce, mostly related to the employees in the Retail distribution network.

Management completed an assessment in identifying and measuring all the assets acquired and liabilities assumed prior to the recognition of goodwill. This assessment included a thorough review of all internal and external sources of information available on circumstances that existed at the acquisition date. The Company engaged independent valuation experts to assist in determining the fair value of certain assets acquired and liabilities assumed and related deferred income tax impacts.

The final values that were allocated to Agrium’s assets and liabilities as at January 1, 2018 based upon fair values were as follows:

Cash and cash equivalents	$466
Receivables [1]	2,600
Inventories	3,303
Prepaid expenses and other current assets	1,124
Assets held for sale [2]	95
Property, plant and equipment [3]	7,459
Goodwill [4]	11,185
Other intangible assets [4]	2,348
Investments	528
Other assets [5]	198

Total assets	29,306

Short-term debt	867
Payables and accrued charges [6]	5,239
Long-term debt	4,941
Deferred income tax liabilities	934
Pension and other post-retirement benefit liabilities	142
Asset retirement obligations and accrued environmental costs [6]	1,094
Other non-current liabilities	79

Total liabilities	13,296

Net assets (consideration for the Merger)	$16,010

1	Includes trade receivables with gross contractual amount of $2,247, of which $80 are considered to be uncollectible.
2	Relates to the assets held at the Company’s Conda Phosphate operations and North Bend nitric acid operations. The sale was completed on January 12, 2018.
3	Refer to Note 16 for detailed information of property, plant and equipment acquired.
4	Refer to Note 17 for detailed information on other intangible assets acquired and the allocation of goodwill to groups of cash generating units (“CGUs”).
5	Includes deferred income tax assets of $158.
6

Refer to Note 20 for detailed information of asset retirement obligations and accrued environmental costs acquired. Included in payables and accrued charges is $39 related to the current portion of asset retirement obligations and accrued environmental costs.

The significant fair value considerations included in the allocation of purchase price are discussed below:

Property, Plant and Equipment

The fair value was primarily determined using a market approach for land and certain types of personal property, and a replacement cost approach for the remaining property, plant and equipment. The market approach for land and certain types of personal property represents a sales comparison that measures the value of an asset through an analysis of sales and offerings of comparable assets. The replacement cost approach used for all other depreciable property, plant and equipment measures the value of an asset by estimating the cost to acquire or construct comparable assets and adjusts for age and condition of the asset.

Other Intangible Assets

Other intangible assets primarily consist of acquired customer relationships, brands, proprietary technology, trademarks and trade names. The fair value of customer-related assets was determined using the excess earnings method, an income approach. In determining the fair value of customer relationships, a segment of customers was identified where the sales from these customers are driven by factors such as relationships with the Company and its employees and, as such, fair value was associated with customer relationships. Segmenting customers is a matter of judgment and includes factors such as the size of the customer and customer behavior patterns.

Long-Term Debt

The fair value of debentures was determined based on comparable debt instruments with similar maturities, adjusted where necessary to Agrium’s credit spread, based on information published by financial institutions.

Asset Retirement Obligations and Accrued Environmental Costs

Asset retirement obligations for phosphate sites are expected to be paid over the next 68 years, while asset retirement obligations for potash and nitrogen sites are expected to be paid after that time. The fair value for environmental costs was determined using a decision-tree approach of future costs and a risk premium to capture the compensation sought by risk-averse market participants for bearing the uncertainty inherent in the cash flows of the liability. Accrued environmental costs are expected to be paid over a period extending up to 30 years and were discounted using a credit adjusted risk-free rate.

Financial Information Related to the Acquired Operations of Agrium

The following table provides “gross sales” and “net earnings from continuing operations before income taxes”:

2018

Summary results of acquired operations of Agrium [1]
Sales	$14,551
Net earnings from continuing operations before income taxes	$546

1	Results of acquired operations included in the Company’s consolidated statements of earnings for 2018.

Retail Acquisitions

During the year, the Retail segment acquired 53 farm centers in North America and Australia and companies operating within the digital agriculture, proprietary products and agricultural services business. Benefits of the acquisitions include expansion of geographical coverage for the sale of crop input products, increased customer base and workforce, continued growth in the digital agricultural field and synergies between Nutrien and the acquired businesses.

The values allocated to the acquired assets and assumed liabilities based upon fair values were as follows as at December 31:

2018
Working capital	$116
Property, plant and equipment	107
Goodwill [1]	197
Other intangible assets	8
Other non-current assets	14
Other non-current liabilities	(9)

Total consideration	$433

1

Goodwill was calculated as the difference between the amount of consideration transferred and the net identifiable assets acquired. Goodwill resulting from the acquisition is attributed to the assembled workforce, value of potential increase in customer base and synergies between Nutrien and the acquired companies.

2018
Financial information related to business acquisitions [1]
Sales from date of acquisition	$213
Net earnings from continuing operations before income taxes from date of acquisition	$10

1

Estimated annual sales and earnings before finance costs, income taxes, and depreciation and amortization if acquisitions occurred at the beginning of the year are approximately $441 and $42, respectively.

On February 5, 2019, the Company announced the planned acquisition of Actagro, LLC, a developer, manufacturer and marketer of environmentally sustainable soil and plant health products and technologies for an estimated purchase price of $340. Closing of the transaction is subject to US regulatory approval and is expected to be completed in the first half of 2019.